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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21868
                                  ----------------------------------------------

                      Surgeons Diversified Investment Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  633 N. Clair Street           Chicago, Illinois                      60611
--------------------------------------------------------------------------------
     (Address of principal executive offices)                        (Zip code)

                                 Savitri P. Pai

Surgeons Asset Management, LLC    633 N. Clair Street    Chicago, Illinois 60611
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (312) 202-5056
                                                     ---------------------------

Date of fiscal year end:        August 31, 2008
                          ---------------------------------------------

Date of reporting period:       February 29, 2008
                          ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

SURGEONS
DIVERSIFIED
INVESTMENT
FUND

[AMERICAN COLLEGE OF SURGEONS LOGO]   Serving the membership of the
                                      American College of Surgeons

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SEMI-ANNUAL REPORT
February 29, 2008
(Unaudited)


         | DIVERSIFIED
SURGEONS | INVESTMENT
         | FUND

SURGEONS DIVERSIFIED INVESTMENT FUND
================================================================================

Dear Fellow Shareholder,

Thank you for your investment in the Surgeons Diversified Investment Fund ("SDIF"). This Semi-Annual Report reflects the investments, performance and operations of SDIF for the 6-month period beginning September 1, 2007 and ending February 29, 2008. As of February 29, 2008, net assets in SDIF were approximately $47 million, and the average annual total return performance (including dividends) since the inception date of September 22, 2006 was 5.05%. SDIF's return can be compared against the average annual return of 4.18% for a blend of the S&P 500 and Lehman Brothers U.S. Aggregate Index*.

As you may recall from our previous communications with you, the expense ratio of SDIF has been lowered to 1.08%, which includes the costs of investing in the underlying ETF's held by the Fund. The lower expense ratio has had an immediate positive impact on our shareholders, and, over time will positively impact our performance returns. Additionally, a 3% commodities component has been added to SDIF in an effort to further align its asset allocation with that of the ACS endowment. The commodities component allows SDIF shareholders to benefit from exposure to industrial and precious metals, agriculture, livestock and energy. Commodities exposure adds an asset class to SDIF that provides further diversification, and one that historically has a negative correlation to stocks and bonds.

As a shareholder of SDIF, you will receive semi-annual and annual reports at the end of the months of April and October, respectively. Our annual report will contain a full analysis of our performance and asset allocation strategies. We look forward to our continued growth with you.

John L. Cameron, MD, FACS
CHAIRMAN, BOARD OF TRUSTEES
SURGEONS DIVERSIFIED INVESTMENT FUND

Savitri P. Pai, Esq.
PRESIDENT
SURGEONS DIVERSIFIED INVESTMENT FUND

* The blend of the S&P 500 Index and Lehman Brothers U.S. Aggregate Index is comprised of 70% S&P 500 Index and 30% Lehman Brothers U.S. Aggregate Index.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA, CURRENT TO THE MOST RECENT MONTH-END, ARE AVAILABLE BY CALLING 1-800-208-6070.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund's prospectuses contain this and other important information. To obtain a copy of the Fund's prospectus please call 1-800-208-6070 and a copy will be sent to you free of charge or visit SDIF's website at www.surgeonsfund.com. Please read the prospectus carefully before you invest. SDIF is distributed by Ultimus Fund Distributors, LLC.

SURGEONS DIVERSIFIED INVESTMENT FUND
PORTFOLIO INFORMATION
FEBRUARY 29, 2008 (UNAUDITED)
================================================================================

SECTOR ALLOCATION (% OF NET ASSETS)
================================================================================

                               [PIE CHART OMITTED]

                          Commodities             3.1%
                          Emerging Market         3.9%
                          Energy                  6.0%
                          International          22.8%
                          Large Cap Growth        7.9%
                          Large Cap Index         7.9%
                          Large Cap Value         7.8%
                          REITs                   5.8%
                          Small Cap Growth        3.4%
                          Small Cap Value         3.4%
                          U.S. Fixed Income      27.7%
                          Other                   0.3%

SURGEONS DIVERSIFIED INVESTMENT FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
================================================================================
    SHARES   EXCHANGE TRADED FUNDS -- 96.6%                            VALUE
--------------------------------------------------------------------------------
             EMERGING MARKET -- 3.9%
    18,855   Vanguard Emerging Markets Stock Index Fund .........   $  1,838,174

             ENERGY -- 6.0%
    20,929   iShares S&P Global Energy Sector Index Fund ........      2,799,882

             INTERNATIONAL -- 22.8%
   148,830   iShares MSCI EAFE Index Fund .......................     10,635,392

             LARGE CAP GROWTH -- 7.9%
    66,798   iShares Russell 1000 Growth Index Fund .............      3,677,230


             LARGE CAP INDEX -- 7.9%
    27,489   S&P Depositary Receipts Trust Series 1 .............      3,676,654

             LARGE CAP VALUE -- 7.8%
    49,270   iShares Russell 1000 Value Index Fund ..............      3,646,965

             REITS -- 5.8%
    42,840   iShares Dow Jones U.S. Real Estate Index Fund ......      2,697,206

             SMALL CAP GROWTH -- 3.4%
    21,920   iShares Russell 2000 Growth Index Fund .............      1,606,517

             SMALL CAP VALUE -- 3.4%
    24,366   iShares Russell 2000 Value Index Fund ..............      1,598,897

             U.S. FIXED INCOME -- 27.7%.
   125,700   iShares Lehman Aggregate Bond Fund .................     12,921,960
                                                                    ------------

             TOTAL EXCHANGE TRADED FUNDS (Cost $46,453,358) .....   $ 45,098,877
                                                                    ------------

================================================================================
    SHARES   EXCHANGE TRADED NOTES -- 3.1%                             VALUE
--------------------------------------------------------------------------------
             COMMODITIES -- 3.1%
    22,080   iPath Dow Jones - AIG Commodity Index
               Total Return ETN* (Cost $1,420,186) ..............   $  1,449,993
                                                                    ------------

SURGEONS DIVERSIFIED INVESTMENT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   SHORT-TERM INVESTMENTS -- 0.2%                            VALUE
--------------------------------------------------------------------------------
   101,158   Northern Institutional Government Fund -
               Select Class (Cost $101,158) .....................   $    101,158
                                                                    ------------

             TOTAL INVESTMENTS AT VALUE -- 99.9%
             (Cost $47,974,702) .................................   $ 46,650,028

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1% ......         32,954
                                                                    ------------

             TOTAL NET ASSETS -- 100.0%. ........................   $ 46,682,982
                                                                    ============

*     Non-income producing security.

See accompanying notes to financial statements.

SURGEONS DIVERSIFIED INVESTMENT FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 29, 2008 (UNAUDITED)
================================================================================

ASSETS
   Investments in securities:
      At acquisition cost ...................................      $ 47,974,702
                                                                   ============
      At market value (Note 1) ..............................      $ 46,650,028
   Dividends receivable .....................................               303
   Receivable for capital shares sold .......................            63,233
   Receivable from Manager (Note 4) .........................            19,788
   Other assets .............................................            29,189
                                                                   ------------
      TOTAL ASSETS ..........................................        46,762,541
                                                                   ------------
LIABILITIES
   Payable for investment securities purchased ..............            16,431
   Payable to Administrator (Note 4) ........................             9,880
   Payable to Custodian (Note 4) ............................             1,000
   Other accrued expenses ...................................            52,248
                                                                   ------------
      TOTAL LIABILITIES .....................................            79,559
                                                                   ------------

NET ASSETS ..................................................      $ 46,682,982
                                                                   ============

Net assets consist of:
Paid-in capital .............................................      $ 48,087,194
Distributions in excess of net investment income ............           (34,024)
Distributions in excess of net realized gains
   from security transactions ...............................           (45,514)
Net unrealized depreciation on investments ..................        (1,324,674)
                                                                   ------------
Net assets ..................................................      $ 46,682,982
                                                                   ============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ...............         4,467,759
                                                                   ============

Net asset value, offering price and redemption price
   per share (Note 1) .......................................      $      10.45
                                                                   ============

See accompanying notes to financial statements.

SURGEONS DIVERSIFIED INVESTMENT FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 29, 2008 (UNAUDITED)
================================================================================

INVESTMENT INCOME
   Dividends ...................................................   $    889,583
                                                                   ------------
EXPENSES
   Investment management fees (Note 4) .........................        232,065
   Professional fees ...........................................         59,852
   Administration fees (Note 4) ................................         34,854
   Compliance service fees (Note 4) ............................         18,682
   Fund accounting fees (Note 4) ...............................         17,327
   Registration fees ...........................................         14,350
   Transfer agent and shareholder services fees (Note 4) .......          9,000
   Trustees' fees and meeting expenses .........................          8,971
   Printing, postage and supplies ..............................          8,427
   Custodian fees (Note 4) .....................................          5,894
   Insurance expense ...........................................          6,350
   Distribution expense (Note 4) ...............................            723
   Other expenses ..............................................          7,637
                                                                   ------------
      TOTAL EXPENSES ...........................................        424,132
   Less fees waived by the Manager (Note 4) ....................       (123,647)
                                                                   ------------
      NET EXPENSES .............................................        300,485
                                                                   ------------

NET INVESTMENT INCOME ..........................................        589,098
                                                                   ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains from security transactions ...............         49,888
   Net change in unrealized appreciation/
      depreciation on investments ..............................     (2,358,704)
                                                                   ------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ..............     (2,308,816)
                                                                   ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS .....................   $ (1,719,718)
                                                                   ============

See accompanying notes to financial statements.

SURGEONS DIVERSIFIED INVESTMENT FUND
STATEMENT OF CHANGES IN NET ASSETS
============================================================================================
                                                                 SIX MONTHS
                                                                    ENDED          PERIOD
                                                                 FEBRUARY 29,      ENDED
                                                                     2008        AUGUST 31,
                                                                 (UNAUDITED)      2007 (a)
--------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ....................................   $    589,098    $    380,030
   Net realized gains (losses) from security transactions ...         49,888         (33,032)
   Net change in unrealized appreciation/
      depreciation on investments ...........................     (2,358,704)      1,034,030
                                                                ------------    ------------
Net increase (decrease) in net assets from operations .......     (1,719,718)      1,381,028
                                                                ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income. ..............................       (762,447)       (240,705)
   From net realized gains from security transactions .......        (62,370)             --
                                                                ------------    ------------
Net decrease in net assets from distributions to shareholders       (824,817)       (240,705)
                                                                ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold.. ..............................      4,716,374      43,546,517
   Net asset value of shares issued in
      reinvestment of distributions to shareholders .........        823,038         240,705
   Payments for shares redeemed .............................     (1,094,819)       (244,621)
                                                                ------------    ------------
Net increase in net assets from capital share transactions ..      4,444,593      43,542,601
                                                                ------------    ------------

TOTAL INCREASE IN NET ASSETS ................................      1,900,058      44,682,924

NET ASSETS
   Beginning of period ......................................     44,782,924         100,000
                                                                ------------    ------------
   End of period ............................................   $ 46,682,982    $ 44,782,924
                                                                ============    ============
ACCUMULATED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME ....................................   $    (34,024)   $    139,325
                                                                ============    ============
CAPITAL SHARE ACTIVITY
   Sold .....................................................        427,791       4,051,041
   Reinvested ...............................................         74,686          22,623
   Redeemed .................................................        (96,130)        (22,252)
                                                                ------------    ------------
   Net increase in shares outstanding .......................        406,347       4,051,412
   Shares outstanding at beginning of period ................      4,061,412          10,000
                                                                ------------    ------------
   Shares outstanding at end of period ......................      4,467,759       4,061,412
                                                                ============    ============

(a) Represents the period from the commencement of operations on September 22, 2006 through August 31, 2007.

See accompanying notes to financial statements.

SURGEONS DIVERSIFIED INVESTMENT FUND
FINANCIAL HIGHLIGHTS
=========================================================================================
        SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------
                                                                SIX MONTHS
                                                                  ENDED          PERIOD
                                                                FEBRUARY 29,     ENDED
                                                                   2008        AUGUST 31,
                                                                (UNAUDITED)     2007 (a)
-----------------------------------------------------------------------------------------
Net asset value at beginning of period .....................    $    11.03     $    10.00
                                                                ----------     ----------
Income (loss) from investment operations:
   Net investment income ...................................          0.14           0.13
   Net realized and unrealized gains (losses) on investments         (0.53)          1.00
                                                                ----------     ----------
Total from investment operations ...........................         (0.39)          1.13
                                                                ----------     ----------
Less distributions:
   From net investment income. .............................         (0.18)         (0.10)
   From net realized gains from security transactions ......         (0.01)            --
                                                                ----------     ----------
Total distributions ........................................         (0.19)         (0.10)
                                                                ----------     ----------

Net asset value at end of period ...........................    $    10.45     $    11.03
                                                                ==========     ==========

Total return (b) ...........................................        (3.59%)(c)     11.32%(c)
                                                                ==========     ==========

Net assets at end of period (000's). .......................    $   46,683     $   44,783
                                                                ==========     ==========

Ratio of net expenses to average net assets (e) ............         1.30%(d)       1.35%(d)

Ratio of net investment income to average net assets .......         2.54%(d)       1.37%(d)

Portfolio turnover rate ....................................            8%(c)          4%(c)

(a) Represents the period from the commencement of operations on September 22, 2006 through August 31, 2007.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d)   Annualized.

(e) Absent investment management fee waivers by the Manager, the ratio of expenses to average net assets would have been 1.83%(d) and 1.96%(d) for the periods ended February 29, 2008 and August 31, 2007, respectively.

See accompanying notes to financial statements.

SURGEONS DIVERSIFIED INVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2008 (UNAUDITED)
================================================================================

1.    ORGANIZATION

Surgeons Diversified Investment Fund (the "Fund") is an open-end diversified management investment company established as an Ohio business trust under a Declaration of Trust dated March 2, 2006. On July 27, 2006, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to Surgeons Asset Management, LLC (the "Manager"), the investment manager to the Fund. The public offering of shares of the Fund commenced on September 22, 2006. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares to the Manager.

The  investment   objective  of  the  Fund  is  to  provide   long-term  capital
appreciation and income.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION - The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time). Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale price on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sales price, if available, otherwise at the mean of the closing bid and ask prices. In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized

SURGEONS DIVERSIFIED INVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid during the periods ended February 29, 2008 and August 31, 2007 was as follows:

                                                     Long-Term
                                      Ordinary        Capital        Total
Period Ended                           Income          Gains     Distributions
--------------------------------------------------------------------------------
February 29, 2008                    $  774,751      $  50,066     $ 824,817
August 31, 2007                      $  240,705      $      --     $ 240,705

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is required.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31), plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 29, 2008:
--------------------------------------------------------------------------------
Cost of portfolio investments ...............................      $ 47,990,109
                                                                   ============
Gross unrealized appreciation ...............................      $    972,401
Gross unrealized depreciation ...............................        (2,312,482)
                                                                   ------------
Net unrealized depreciation .................................      $ (1,340,081)
Post-October losses .........................................           (19,399)
Other losses ................................................           (44,732)
                                                                   ------------
Accumulated deficit .........................................      $ (1,404,212)
                                                                   ============
--------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

SURGEONS DIVERSIFIED INVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The Fund incurred net realized capital losses of $19,399 during the period November 1, 2006 through August 31, 2007, which are treated for federal income tax purposes as arising during the Fund's tax year ending August 31, 2008. These "post-October" losses may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Fund's net asset value calculations as late as the Fund's last such calculation in the first required financial statement reporting period. As a result, the Fund has adopted FIN 48 with this Semi-Annual report. Based on management's analysis, the adoption of FIN 48 does not have a material impact on the financial statements. The statute of limitations on the Fund's tax returns remains open for the period ended August 31, 2007.

3.    INVESTMENT TRANSACTIONS

During the six months ended February 29, 2008, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, amounted to $8,008,167 and $3,825,583, respectively.

4.    TRANSACTIONS WITH AFFILIATES

INVESTMENT MANAGEMENT CONTRACT
Under the terms of an Investment Management Contract between the Fund and the Manager, the Manager serves as the investment manager to the Fund. For its services, the Fund pays the Manager an investment management fee computed at the annual rate of 1.00% of the Fund's average daily net assets.

Pursuant to an Expense Limitation Agreement effective as of February 8, 2008, the Manager has contractually agreed for the life of the Fund to reduce its management fees and/or reimburse the Fund to the extent necessary to limit the "ratio of net expenses to average net assets," as disclosed in the Financial Highlights, to an amount that, when added to the underlying costs of investing in the ETFs held by the Fund (e.g., management fees and other operating expenses of the ETFs), and based upon such ETF expenses incurred during the Fund's most recently completed fiscal year, it will result in a total annual fund operating expense ratio (Fund expenses plus ETF expenses) not to exceed 1.08%. Prior to February 8, 2008, the Fund's ratio of net expenses to average net assets was capped at 1.35%.

SURGEONS DIVERSIFIED INVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Any such fee reductions by the Manager, or payments by the Manager of expenses which are the Fund's obligation, are subject to repayment by the Fund, provided that the repayment does not cause the Fund's total annual fund operating expense ratio (Fund expenses plus ETF expenses) to exceed the 1.08% limit, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. During the six months ended February 29, 2008, the Manager waived investment management fees of $123,647.

As of February 29, 2008, the Manager may in the future recoup fee reductions and expense reimbursements totaling $294,453. The Manager may recoup a portion of such amounts no later than the dates as stated below:

                        August 31, 2010       August 31, 2011
                        ---------------       ---------------
                            $170,806              $123,647

SUBADVISORY AGREEMENT
Northern Trust Investments, N.A. (the "ETF Subadviser"), has been retained by the Manager to manage the Fund's investments in Exchange Traded Funds and Exchange Traded Notes pursuant to the terms of a Subadvisory Agreement between the ETF Subadviser, the Manager and the Fund. The Manager (not the Fund) pays the ETF Subadviser a fee based on the Fund's average daily net assets, subject to a minimum annual fee. The ETF Subadviser is a wholly-owned subsidiary of The Northern Trust Company, which is the principal subsidiary of Northern Trust Corporation and serves as the custodian to the Fund.

CUSTODY AGREEMENT
The Northern Trust Company (the "Custodian") serves as custodian to the Trust pursuant to a Custody Agreement. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Fund, Ultimus Fund Solutions, LLC ("Ultimus") supplies executive, administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For these services, the Fund pays to Ultimus, on a monthly basis, a fee equal to 0.15% per annum of the Fund's average daily net assets up to $50 million, 0.125% of such assets from $50 million to $100 million, 0.10% of such assets from $100 million to $250 million, 0.075% of such assets from $250 million to $500 million and 0.05% of such assets in excess of $500 million, provided, however, that the minimum fee is $2,000 per month.

SURGEONS DIVERSIFIED INVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

ACCOUNTING SERVICES AGREEMENT
Under the terms of a Fund Accounting Agreement with the Fund, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of the Fund's average daily net assets and 0.005% of such assets in excess of $500 million. In addition, the Fund pays all costs of external pricing services.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Fund, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchase and redemption of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a fee payable monthly at an annual rate of $20 per account, provided, however, that the minimum fee is $1,500 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
Pursuant to the terms of a Distribution Agreement with the Fund, Ultimus Fund Distributors, LLC (the "Distributor") serves as the Fund's principal underwriter. The Distributor receives annual compensation of $6,000 for such services. The fees payable to the Distributor are currently paid by the Manager (not the Fund).

Certain Trustees and officers of the Fund are directors and officers of the Manager, or of Ultimus, or of the Distributor.

DISTRIBUTION PLAN
The Fund has adopted a plan of distribution pursuant to and in accordance with Rule 12b-1 of the Investment Company Act of 1940 (the "Plan") under which the Fund may reimburse expenses related to the distribution and promotion of Fund shares. The annual limitation for payment of such expenses pursuant to the Plan is 0.25% of the Fund's average daily net assets. During the six months ended February 29, 2008, the Fund paid $723 of distribution related expenses.

COMPLIANCE CONSULTING AGREEMENT
Under the terms of a Compliance Consulting Agreement, Drake Compliance, LLC ("Drake") provides ongoing regulatory compliance consulting, monitoring and reporting services for the Fund. In addition, a principal of Drake serves as the Trust's Chief Compliance Officer as required under Rule 38a-1 of the Investment Company Act of 1940. For these services, Drake receives $3,000 per month from the Fund. In addition, the Fund reimburses certain out-of-pocket expenses incurred by Drake including, but not limited to, postage and supplies and travel expenses.

SURGEONS DIVERSIFIED INVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

5.    CONTINGENCIES AND COMMITMENTS

The Fund indemnifies its officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.    ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157 ("SFAS No. 157"), "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 29, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

SURGEONS DIVERSIFIED INVESTMENT FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution fees (12b-1) and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (September 1, 2007 through February 29, 2008).

The table below illustrates the Fund's costs in two ways:

Actual fund return - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge any sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

SURGEONS DIVERSIFIED INVESTMENT FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================

More information about the Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

--------------------------------------------------------------------------------------
                                    BEGINNING            ENDING
                                  ACCOUNT VALUE       ACCOUNT VALUE     EXPENSES PAID
                                SEPTEMBER 1, 2007   FEBRUARY 29, 2008   DURING PERIOD*
--------------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00           $  964.10           $6.35
Based on Hypothetical 5% Return
   (before expenses)                $1,000.00           $1,018.40           $6.52
--------------------------------------------------------------------------------------

*     Expenses are equal to the Fund's annualized expense ratio of 1.30% for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 182/366 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
================================================================================

The Fund files a complete listing of portfolio holdings of the Fund with the Securities and Exchange Commission ("SEC") as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-282-1581. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-208-6070, or on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-208-6070, or on the SEC's website at http://www.sec.gov.

                      This page intentionally left blank.

INVESTMENT MANAGER                            CUSTODIAN

Surgeons Asset Management, LLC                The Northern Trust Company
633 North Saint Clair Street                  50 South LaSalle Street
Chicago, Illinois 60611-3211                  Chicago, Illinois 60675

312.202.5056

                                              INDEPENDENT REGISTERED
SUBADVISER                                    PUBLIC ACCOUNTING FIRM

Northern Trust Investments, N.A.              Ernst & Young LLP
50 South LaSalle Street                       1900 Scripps Center
Chicago, Illinois 60675                       312 Walnut Street
                                              Cincinnati, Ohio 45202

ADMINISTRATOR/TRANSFER AGENT                  LEGAL COUNSEL

Ultimus Fund Solutions, LLC                   Bell, Boyd & Lloyd LLP
225 Pictoria Drive, Suite 450                 Three First National Plaza
Cincinnati, Ohio 45246                        70 West Madison Street, Suite 3100
                                              Chicago, Illinois 60602-4207
1-800.208.6070

[AMERICAN COLLEGE OF SURGEONS LOGO]   Serving the membership of the
                                      American College of Surgeons

         | DIVERSIFIED
SURGEONS | INVESTMENT
         | FUND

633 N. Saint Clair St.
Chicago, IL 60611
Voice 800.208.6070 Fax 312.202.5026

www.surgeonsfund.com

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant's board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant's offices, and meet any minimum qualifications adopted by the Committee from time to time. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Surgeons Diversified Investment Fund

By (Signature and Title)*           /s/ Savitri P. Pai
                           -----------------------------------------------------
                                    Savitri P. Pai, President

Date          April 30, 2008
      ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Savitri P. Pai
                           -----------------------------------------------------
                                    Savitri P. Pai, President

Date          April 30, 2008
      ------------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                           -----------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          April 30, 2008
     -------------------------------

* Print the name and title of each signing officer under his or her signature.